Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	December 31,2016		December 31,2015
	RMB	US$	RMB
Other payables	5,204	750	8,682
Predicted liability	-	-	-
	5,204	750	8,682